Share-Based Compensation (Schedule of Compensation Expense) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based compensation expense before taxes	$ 19,540	$ 13,592	$ 9,747
Income tax benefit	4,231	2,856	2,913
Net share-based compensation expense	15,309	10,736	6,834
Cost of Sales [Member]
Share-based compensation expense before taxes	1,672	932	799
Research and Development Expense [Member]
Share-based compensation expense before taxes	3,055	2,087	1,826
Selling and Marketing Expense [Member]
Share-based compensation expense before taxes	4,285	2,885	1,936
General and Administrative [Member]
Share-based compensation expense before taxes	$ 10,528	$ 7,688	$ 5,186